Document and Entity Information	Dec. 08, 2020
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 08, 2020
Entity Registrant Name	OCCIDENTAL PETROLEUM CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	1-9210
Entity Tax Identification Number	95-4035997
Entity Address, Address Line One	5 Greenway Plaza, Suite 110
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77046
City Area Code	713
Local Phone Number	215-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000797468
Common Stock, $0.20 par value [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common Stock, $0.20 par value
Trading Symbol	OXY
Security Exchange Name	NYSE
Warrants to Purchase Common Stock, par value $0.20 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Warrants to Purchase Common Stock, par value $0.20
Trading Symbol	OXY WS
Security Exchange Name	NYSE